Annual Total Returns [BarChart] - LVIP Vanguard Domestic Equity ETF Fund - Standard Class	May 01, 2021
Bar Chart Table:
2012	15.17%
2013	30.52%
2014	12.21%
2015	(0.31%)
2016	12.14%
2017	20.17%
2018	(4.93%)
2019	30.29%
2020	19.82%